Related Party Transactions and Balances (Details) - Schedule of Related Parties which the Company has Transactions	6 Months Ended
Mar. 31, 2023
Huiyan Xie [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	General manager and non-controlling shareholder of Dilang
Shuang Wu [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	Chief Operating Officer and a significant shareholder of the Company
Yan Fang [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	Non-controlling shareholder of Cenbird E-Motorcycle
Jianhui Ye [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	Chief Executive Officer and a significant shareholder of the Company
Feng Xiao [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	Non-controlling shareholder of Changzhou Higgs
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
Shenzhen Star Asset Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Company
Beijing Weiqi Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	Wholly owned by Huiyan Xie, the general manager and non-controlling shareholder of Dilang
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	Equity investments with 42% share holding
Nanjing Mingfeng Technology Co.,Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	Equity investments with 30% share holding
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	Equity investments with 25% share holding
Jiangsu Youdi Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Related parties transactions	Equity investments with 29% share holding